Fair Value Measurements, Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	$ 60,644	$ 57,336
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,128	623
Loans	1,467	1,662
Equity securities	4,021	4,440
Other assets	4,968	2,509
Total assets after derivative netting	11,584	9,234
Nonrecurring [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,376	1,565
Nonrecurring [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	91	97
Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	841	326
Loans	1,467	1,662
Equity securities	1,451	2,086
Other assets	4,959	2,451
Total assets after derivative netting	8,718	6,525
Nonrecurring [Member] | Level 2 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,376	1,565
Nonrecurring [Member] | Level 2 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	91	97
Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	287	297
Loans	0	0
Equity securities	2,570	2,354
Other assets	9	58
Total assets after derivative netting	2,866	2,709
Nonrecurring [Member] | Level 3 [Member] | Total Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Nonrecurring [Member] | Level 3 [Member] | Total Consumer [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 0	$ 0